CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (29,987)	$ (4,819)	$ (4,230)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments, net of tax of nil	(12)	(89)	(8)
Total comprehensive loss	$ (29,999)	$ (4,908)	$ (4,238)